Property and Equipment, Net - Schedule of Property and Equipment, Net (Parenthetical) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Sale leaseback transaction, accumulated depreciation	$ 5,971	$ 2,624
Building
Property Plant And Equipment [Line Items]
Sale leaseback transaction	12,513	12,513
Leasehold Improvements
Property Plant And Equipment [Line Items]
Sale leaseback transaction	$ 70,959	$ 55,273